AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.2%
Financials – 25.7%
Banks – 18.2%
1st Source Corp.	64,636	$ 2,717,944
Associated Banc-Corp.	216,770	3,669,916
Bank of Marin Bancorp	52,682	2,008,765
Carter Bank & Trust	174,075	2,941,868
Harborone Northeast Bancorp(a)	214,505	2,143,977
Heritage Financial Corp./WA	176,192	4,085,892
IBERIABANK Corp.	72,583	4,368,771
Independent Bank Group, Inc.	83,200	3,851,328
Opus Bank	133,538	3,160,844
Sandy Spring Bancorp, Inc.	124,871	3,841,032
Sterling Bancorp/DE	198,620	3,293,120
Synovus Financial Corp.	120,855	3,507,212
Texas Capital Bancshares, Inc.(a)	80,475	3,788,763
TriCo Bancshares	100,553	3,400,702
Umpqua Holdings Corp.	277,824	4,275,711
Webster Financial Corp.	93,283	3,541,956
Zions Bancorp NA	94,483	3,774,596
		58,372,397
Insurance – 3.7%
First American Financial Corp.	52,119	2,975,995
Kemper Corp.	59,116	4,069,546
Selective Insurance Group, Inc.	51,972	2,898,998
State Auto Financial Corp.	71,952	1,797,361
		11,741,900
Thrifts & Mortgage Finance – 3.8%
BankUnited, Inc.	142,163	4,222,241
Essent Group Ltd.	89,848	3,920,967
WSFS Financial Corp.	121,133	4,174,243
		12,317,451
		82,431,748
Information Technology – 16.7%
Communications Equipment – 2.6%
Casa Systems, Inc.(a)	617,121	2,024,157
Extreme Networks, Inc.(a)	418,207	2,103,581
NetScout Systems, Inc.(a)	167,212	4,297,349
		8,425,087
Electronic Equipment, Instruments & Components – 2.9%
Belden, Inc.	97,832	3,906,432
KEMET Corp.	76,390	1,992,251
TTM Technologies, Inc.(a)	273,377	3,551,167
		9,449,850
IT Services – 2.7%
Unisys Corp.(a)	355,457	5,520,247
WNS Holdings Ltd. (ADR)(a)	45,224	2,977,548
		8,497,795

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment – 3.6%
Kulicke & Soffa Industries, Inc.	201,360	$ 4,597,049
MagnaChip Semiconductor Corp.(a) (b)	276,938	3,165,401
MaxLinear, Inc. - Class A(a)	192,065	2,969,325
Onto Innovation, Inc.(a)	31,042	948,954
		11,680,729
Software – 3.9%
A10 Networks, Inc.(a)	536,621	3,600,727
CommVault Systems, Inc.(a)	99,246	4,138,558
Verint Systems, Inc.(a)	85,219	4,676,819
		12,416,104
Technology Hardware, Storage & Peripherals – 1.0%
NCR Corp.(a)	128,577	3,240,140
		53,709,705
Industrials – 15.0%
Aerospace & Defense – 1.1%
AAR Corp.	102,560	3,543,448
Air Freight & Logistics – 1.3%
Hub Group, Inc. - Class A(a)	87,568	4,048,269
Airlines – 1.8%
Hawaiian Holdings, Inc.	133,026	2,777,583
SkyWest, Inc.	66,075	2,999,805
		5,777,388
Building Products – 1.5%
Masonite International Corp.(a)	66,018	4,852,323
Commercial Services & Supplies – 1.3%
Knoll, Inc.	108,432	1,912,741
Viad Corp.	43,505	2,183,951
		4,096,692
Construction & Engineering – 2.0%
Primoris Services Corp.	175,093	3,323,265
Tutor Perini Corp.(a) (b)	203,150	2,945,675
		6,268,940
Electrical Equipment – 2.1%
EnerSys	55,401	3,411,594
Regal Beloit Corp.	41,910	3,253,892
		6,665,486
Machinery – 2.8%
Kennametal, Inc.	130,545	3,629,151
REV Group, Inc.	181,399	1,420,354
Spartan Motors, Inc.	153,210	2,259,847
Terex Corp.	82,560	1,817,146
		9,126,498

Company	Shares	U.S. $ Value
Road & Rail – 0.3%
Covenant Transportation Group, Inc. - Class A(a)	90,253	$ 1,092,061
Trading Companies & Distributors – 0.8%
BMC Stock Holdings, Inc.(a)	29,526	724,273
MRC Global, Inc.(a)	213,516	1,857,589
		2,581,862
		48,052,967
Consumer Discretionary – 12.6%
Auto Components – 1.4%
Cooper-Standard Holdings, Inc.(a)	58,249	1,006,543
Dana, Inc.	235,786	3,390,602
		4,397,145
Diversified Consumer Services – 1.8%
Houghton Mifflin Harcourt Co.(a)	447,825	2,449,603
Regis Corp.(a)	263,192	3,358,330
		5,807,933
Hotels, Restaurants & Leisure – 3.8%
Bloomin' Brands, Inc.	158,671	2,854,491
El Pollo Loco Holdings, Inc.(a) (b)	342,249	4,415,012
Papa John's International, Inc.	76,147	4,386,829
Ruth's Hospitality Group, Inc.	25,201	482,095
		12,138,427
Household Durables – 1.5%
Taylor Morrison Home Corp. - Class A(a)	221,468	4,987,459
Leisure Products – 1.9%
Callaway Golf Co.	216,148	3,670,193
Malibu Boats, Inc.(a)	52,367	2,301,006
		5,971,199
Specialty Retail – 1.8%
Citi Trends, Inc.	151,351	2,992,210
Signet Jewelers Ltd.(b)	122,182	2,849,284
		5,841,494
Textiles, Apparel & Luxury Goods – 0.4%
Skechers U.S.A., Inc. - Class A(a)	43,427	1,436,565
		40,580,222
Real Estate – 11.4%
Equity Real Estate Investment Trusts (REITs) – 11.4%
Armada Hoffler Properties, Inc.	172,808	2,896,262
City Office REIT, Inc.	305,685	3,545,946
Cousins Properties, Inc.	122,603	4,375,701
Easterly Government Properties, Inc.	137,638	3,271,655
Empire State Realty Trust, Inc. - Class A	113,007	1,322,182
Independence Realty Trust, Inc.	359,539	4,767,487
National Storage Affiliates Trust	158,160	5,336,319
Physicians Realty Trust	162,006	3,055,433

Company

RLJ Lodging Trust

STAG Industrial, Inc.

Consumer Staples – 5.3%

Beverages – 1.4%

Cott Corp.(a)

Food Products – 3.9%

Fresh Del Monte Produce, Inc.

Hain Celestial Group, Inc. (The)(a) (b)

Nomad Foods Ltd.(a)

Materials – 3.3%

Chemicals – 1.6%

Orion Engineered Carbons SA

Trinseo SA

Containers & Packaging – 0.6%

Graphic Packaging Holding Co.

Metals & Mining – 1.1%

Carpenter Technology Corp.

Energy – 3.0%

Energy Equipment & Services – 2.8%

Dril-Quip, Inc.(a)

Helix Energy Solutions Group, Inc.(a)

Oil States International, Inc.(a)

Patterson-UTI Energy, Inc.

RPC, Inc.(b)

Oil, Gas & Consumable Fuels – 0.2%

QEP Resources, Inc.

Utilities – 2.4%

Electric Utilities – 1.3%

PNM Resources, Inc.

Multi-Utilities – 1.1%

Black Hills Corp.

Health Care – 2.2%

Health Care Providers & Services – 1.0%

Molina Healthcare, Inc.(a)

Life Sciences Tools & Services – 1.2%

ICON PLC(a)

Shares	U.S. $ Value
212,520	$ 2,807,389
181,895	5,089,422
36,467,796
316,091	4,504,297
112,543	3,085,929
191,874	4,553,170
273,339	5,045,838
12,684,937
17,189,234
242,034	3,439,303
75,294	1,647,433
5,086,736
138,321	1,870,100
101,725	3,738,394
10,695,230
80,530	2,868,479
310,366	2,082,556
205,098	1,622,325
213,502	1,223,366
317,060	1,090,686
8,887,412
341,535	768,454
9,655,866
85,707	4,035,086
50,721	3,662,056
7,697,142
26,857	3,291,325
24,565	3,833,614

Company	Shares	U.S. $ Value
		$7,124,939
Communication Services – 0.6%
Media – 0.6%
Criteo SA (Sponsored ADR)(a)	145,047	1,837,745
Total Common Stocks
(cost $360,254,298)		315,442,594
SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(c) (d)
(e)
(cost $5,844,878)	5,844,878	5,844,878
Total Investments Before Security Lending Collateral for
Securities Loaned – 100.0%
(cost $366,099,176)		321,287,472

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1% Investment Companies – 0.1%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(c) (d)

(e)

(cost $187,112)	187,112	187,112
Total Investments – 100.1%
(cost $366,286,288)(f)		321,474,584
Other assets less liabilities – (0.1)%		(312,814)
Net Assets – 100.0%		$321,161,770

(a)Non-income producing security.

(b)Represents entire or partial securities out on loan.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,865,496 and gross unrealized depreciation of investments was $(61,677,200), resulting in net unrealized depreciation of $(44,811,704).

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$315,442,594	$—		$—	$315,442,594
Short-Term Investments	5,844,878	—		—	5,844,878
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	187,112	—		—	187,112
Total Investments in Securities	321,474,584	—		—	321,474,584
Other Financial Instruments(b)	—	—		—	—
Total	$321,474,584	$—		$—	$321,474,584

(a)See Portfolio of Investments for sector classifications.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$15,453	$18,194	$27,802	$5,845	$25
Government Money Market Portfolio*	464	621	898	187	2
Total	$15,917	$18,815	$28,700	$6,032	$27

*Investments of cash collateral for securities lending transactions